Intangible assets, net - Estimated amortization expenses for intangible assets (Details) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Intangible Assets, Net (Excluding Goodwill) [Abstract]
2024	¥ 68,895
2025	62,511
2026	46,802
2027	811
2028	¥ 253